NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund

Supplement dated July 16, 2010
to the Prospectus dated May 1, 2010

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

American Century Global Investment Management, Inc. (“American Century Global”) currently subadvises a portion of the NVIT Multi-Manager International Growth Fund (the “Fund”) pursuant to a subadvisory agreement among the Trust, Nationwide Fund Advisors, and American Century Global (the “Subadvisory Agreement”).  On July 16, 2010, American Century Global is expected to merge into its parent company, American Century Investment Management, Inc. (“American Century”).  Accordingly, upon completion of the merger, American Century shall assume American Century Global’s obligations under the Subadvisory Agreement with respect to the Fund.  American Century has represented that this merger is due to corporate simplification at American Century and will not affect the nature, quality or extent of the subadvisory services that are provided to the Fund.  Consequently, no change in portfolio managers or in how the Fund is managed is expected to occur as a result of the merger.  American Century has further represented that, based on an opinion of its outside counsel, this merger will not cause an “assignment” of the Subadvisory Agreement that would cause it to terminate automatically, because the merger will not result in a change of actual control or management of American Century Global.

All references in the Prospectus to American Century Global accordingly are revised to instead refer to American Century.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST

AllianceBernstein NVIT Global Fixed Income Fund	NVIT Multi-Manager International Growth Fund
American Century NVIT Multi Cap Value Fund	NVIT Multi-Manager International Value Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Large Cap Growth Fund
Gartmore NVIT International Equity Fund	NVIT Multi-Manager Large Cap Value Fund
Gartmore NVIT Worldwide Leaders Fund	NVIT Multi-Manager Mid Cap Growth Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Mid Cap Value Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Core Plus Bond Fund	NVIT Multi Sector Bond Fund
NVIT Developing Markets Fund (formerly Gartmore NVIT Developing Markets Fund)	NVIT Nationwide Fund
NVIT Emerging Markets Fund (formerly Gartmore NVIT Emerging Markets Fund)	NVIT Real Estate Fund (formerly Van Kampen NVIT Real Estate Fund)
NVIT Enhanced Income Fund	NVIT S&P 500 Index Fund
NVIT Government Bond Fund	NVIT Short Term Bond Fund
NVIT Growth Fund	NVIT Small Cap Index Fund
NVIT International Index Fund	Oppenheimer NVIT Large Cap Growth Fund
NVIT Mid Cap Index Fund	Templeton NVIT International Value Fund
NVIT Money Market Fund	Van Kampen NVIT Comstock Value Fund

Supplement dated July 16, 2010
to the Statement of Additional Information dated May 1, 2010

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (SAI).

American Century Global Investment Management, Inc. (“American Century Global”) currently subadvises a portion of the NVIT Multi-Manager International Growth Fund (the “Fund”) pursuant to a subadvisory agreement among the Trust, Nationwide Fund Advisors, and American Century Global (the “Subadvisory Agreement”).  On July 16, 2010, American Century Global is expected to merge into its parent company, American Century Investment Management, Inc. (“American Century”).  Accordingly, upon completion of the merger, American Century shall assume American Century Global’s obligations under the Subadvisory Agreement with respect to the Fund.  American Century has represented that this merger is due to corporate simplification at American Century and will not affect the nature, quality or extent of the subadvisory services that are provided to the Fund.  Consequently, no change in portfolio managers or in how the Fund is managed is expected to occur as a result of the merger.  American Century has further represented that, based on an opinion of its outside counsel, this merger will not cause an “assignment” of the Subadvisory Agreement that would cause it to terminate automatically, because the merger will not result in a change of actual control or management of American Century Global.

All references in the SAI to American Century Global accordingly are revised to instead refer to American Century.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE